Nature of operations	12 Months Ended
Dec. 31, 2017
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Nature of operations
1.	Nature of operations

The consolidated financial statements of Turquoise Hill Resources Ltd. (“Turquoise Hill”) were authorized for issue in accordance with a directors’ resolution on March 14, 2018. Rio Tinto plc is the ultimate parent company and indirectly owned a 50.8% majority interest in Turquoise Hill as at December 31, 2017.

Turquoise Hill, together with its subsidiaries (collectively referred to as “the Company”), is an international mining company focused principally on the operation and further development of the Oyu Tolgoi copper-gold mine in Southern Mongolia. Turquoise Hill’s head office is located at 354-200 Granville Street, Vancouver, British Columbia, Canada, V6C 1S4. Turquoise Hill’s registered office is located at 300-204 Black Street, Whitehorse, Yukon, Canada, Y1A 2M9.

Turquoise Hill has its primary listing in Canada on the Toronto Stock Exchange and secondary listings in the U.S. on the New York Stock Exchange and the NASDAQ.